Cost of Revenue - Schedule of Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 11,871,081	€ 4,143,718
Purchase of raw materials		43,602
Outsourcing service	678,135	708
Total	€ 12,549,216	€ 4,188,028